Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2012
Aberdeen Diversified Income Fund (Prospectus Summary) | Aberdeen Diversified Income Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAAX
Aberdeen Diversified Income Fund (Prospectus Summary) | Aberdeen Diversified Income Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMACX
Aberdeen Diversified Income Fund (Prospectus Summary) | Aberdeen Diversified Income Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMRRX
Aberdeen Diversified Income Fund (Prospectus Summary) | Aberdeen Diversified Income Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMAIX
Aberdeen Diversified Income Fund (Prospectus Summary) | Aberdeen Diversified Income Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMSX
Aberdeen Dynamic Allocation Fund (Prospectus Summary) | Aberdeen Dynamic Allocation Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMAX
Aberdeen Dynamic Allocation Fund (Prospectus Summary) | Aberdeen Dynamic Allocation Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMCX
Aberdeen Dynamic Allocation Fund (Prospectus Summary) | Aberdeen Dynamic Allocation Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAGRX
Aberdeen Dynamic Allocation Fund (Prospectus Summary) | Aberdeen Dynamic Allocation Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMIX
Aberdeen Dynamic Allocation Fund (Prospectus Summary) | Aberdeen Dynamic Allocation Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAASX
Aberdeen Diversified Alternatives Fund (Prospectus Summary) | Aberdeen Diversified Alternatives Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASAX
Aberdeen Diversified Alternatives Fund (Prospectus Summary) | Aberdeen Diversified Alternatives Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAMCX
Aberdeen Diversified Alternatives Fund (Prospectus Summary) | Aberdeen Diversified Alternatives Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASRX
Aberdeen Diversified Alternatives Fund (Prospectus Summary) | Aberdeen Diversified Alternatives Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GASIX
Aberdeen Diversified Alternatives Fund (Prospectus Summary) | Aberdeen Diversified Alternatives Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAISX